Intangible Assets and Goodwill - Additional Information (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 5,749,000
Fully amortised intangible assets	2,555,000	€ 2,555,000
Intangible assets other than goodwill	71,755,000 [1]	76,101,000
Additions of intangible assets pending of payment	720,000	1,191,000
Commitments for acquisition of intangible assets	531,000	1,644,000
Impairment losses on non current assets	0	23,690,000
Reversed impairment losses on non current assets	€ 2,421,000
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization term	3 years
Top of Range
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization term	5 years
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 430,000	489,000
Impairment losses on non current assets		14,259,000
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,012,000	2,376,000
Computer software
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	226,000	2,689,000
Intangible assets other than goodwill	6,683,000	6,928,000
Impairment losses on non current assets		2,762,000
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	5,523,000	23,797,000
Intangible assets other than goodwill	62,630,000	66,308,000
Impairment losses on non current assets		6,670,000
Internally generated [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 4,426,000	€ 19,696,000

[1]	Unaudited